(LOSS) EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to the Company	$ (9,619,079)	$ (632,365)
Weighted-average shares outstanding
- Basic	9,160,862	11,752,447
- Diluted	9,160,862	11,752,447
Earnings (loss) per share:
- Basic	$ (1.0500)	$ (0.0538)
- Diluted	$ (1.0500)	$ (0.0538)